Goodwill and Intangible Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Changes in Carrying Amount of Goodwill

The changes in the carrying amount of goodwill for the years ended December 31, 2016 and 2015, were as follows (in thousands):

Balance as of January 1, 2015	$841,522
Goodwill Impaired due to Wireless Restructuring (see Note 3)	(2,270)
Effect of Foreign Currency Translation	(4,836)

Balance as of December 31, 2015	834,416
Effect of Foreign Currency Translation	817

Balance as of December 31, 2016	$835,233

Schedule of Intangible Asset Balances

The following table presents intangible asset balances (in thousands):

	June 30, 2017			December 31, 2016
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Estimated Useful Lives
Definite-lived intangible assets:
Customer contracts	$967,702	$(588,747)	$378,955	$965,179	$(539,910)	$425,269	10 years
2GIG 2.0 technology	17,000	(11,877)	5,123	17,000	(10,479)	6,521	8 years
Other technology	2,917	(1,042)	1,875	7,067	(4,984)	2,083	5-7 years
Space Monkey technology	7,100	(3,167)	3,933	7,100	(2,268)	4,832	6 years
Patents	9,620	(4,766)	4,854	8,724	(3,913)	4,811	5 years

Total definite-lived intangible assets:	$1,004,339	$(609,599)	$394,740	$1,005,070	$(561,554)	$443,516

Indefinite-lived intangible assets:
Spectrum licenses	$31,253	$—	$31,253	$31,253	$—	$31,253
IP addresses	$564	$—	$564	$564	$—	$564
Domain names	59	—	59	59	—	59

Total Indefinite-lived intangible assets	31,876	—	31,876	31,876	—	31,876

Total intangible assets, net	$1,036,215	$(609,599)	$426,616	$1,036,946	$(561,554)	$475,392

The following table presents intangible asset balances as of December 31, 2016 and 2015 (in thousands):

	December 31, 2016			December 31, 2015
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Estimated Useful Lives
Definite-lived intangible assets:
Customer contracts	$965,179	$(539,910)	$425,269	$962,842	$(430,803)	$532,039	10 years
2GIG 2.0 technology	17,000	(10,479)	6,521	17,000	(7,064)	9,936	8 years
Other technology	7,067	(4,984)	2,083	7,067	(3,438)	3,629	5-7 years
Space Monkey technology	7,100	(2,268)	4,832	7,100	(761)	6,339	6 years
Patents	8,724	(3,913)	4,811	7,524	(2,094)	5,430	5 years
Non-compete agreements	1,200	(1,200)	—	1,200	(800)	400	2-3 years

Total definite-lived intangible assets:	1,006,270	(562,754)	443,516	1,002,733	(444,960)	557,773

Indefinite-lived intangible assets:
Spectrum licenses	31,253	—	31,253	—	—	—
IP addresses	564	—	564	564	—	564
Domain names	59	—	59	58	—	58

Total Indefinite-lived intangible assets	31,876	—	31,876	622	—	622

Total intangible assets, net	$1,038,146	$(562,754)	$475,392	$1,003,355	$(444,960)	$558,395

Schedule of Estimated Future Amortization Expense of Intangible Assets Excluding Patents Currently in Process

Estimated future amortization expense of intangible assets, excluding approximately $0.2 million in patents currently in process, is as follows as of June 30, 2017 (in thousands):

2017—Remaining Period	$50,945
2018	90,275
2019	78,452
2020	67,579
2021	58,542
Thereafter	48,726

Total estimated amortization expense	$394,519

Estimated future amortization expense of intangible assets, excluding approximately $0.3 million in patents currently in process, is as follows as of December 31, 2016 (in thousands):

2017	$101,296
2018	89,736
2019	78,082
2020	67,288
2021	58,288
Thereafter	48,548

Total estimated amortization expense	$443,238